CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Jun. 30, 2023	Dec. 28, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued	170,453,431	126,799,854
Ordinary shares, outstanding	170,453,431	126,799,854